LVIP Multi-Manager Global Equity Managed Volatility Fund
Schedule of Investments
September 30, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–95.12%
INVESTMENT COMPANIES–95.12%
Equity Fund–37.67%
✧✧Lincoln Variable Insurance Products Trust– LVIP Dimensional U.S. Core Equity 2 Fund	1,705,988	$37,315,069
		37,315,069
International Equity Funds–57.45%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Dimensional International Core Equity Fund	700,391	9,353,722
LVIP Franklin Templeton Multi-Factor International Equity Fund	1,031,940	9,300,873
LVIP Loomis Sayles Global Growth Fund	2,173,808	38,256,860
		56,911,455
Total Affiliated Investments (Cost $57,455,661)		94,226,524

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENT–4.65%
INVESTMENT COMPANY–4.65%
Money Market Fund–4.65%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.94%)	4,610,170	$4,610,170
Total Unaffiliated Investment (Cost $4,610,170)		4,610,170

TOTAL INVESTMENTS–99.77% (Cost $62,065,831)	98,836,694
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.23%	228,769
NET ASSETS APPLICABLE TO 6,340,329 SHARES OUTSTANDING–100.00%	$99,065,463

✧✧Standard Class shares.

The following futures contracts were outstanding at September 30, 2024:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Currency Contracts:
4	British Pound	$334,350	$326,560	12/16/24	$7,790	$—
4	Euro	558,325	555,248	12/16/24	3,077	—
4	Japanese Yen	351,525	356,825	12/16/24	—	(5,300)
					10,867	(5,300)
Equity Contracts:
4	E-mini MSCI Emerging Markets Index	234,540	218,584	12/20/24	15,956	—
5	E-mini Russell 2000 Index	562,300	538,328	12/20/24	23,972	—
8	E-mini S&P 500 Index	2,325,700	2,248,500	12/20/24	77,200	—
2	E-mini S&P MidCap 400 Index	629,720	599,555	12/20/24	30,165	—
9	Euro STOXX 50 Index	503,923	486,767	12/20/24	17,156	—
3	FTSE 100 Index	332,439	332,935	12/20/24	—	(496)
1	Nikkei 225 Index (OSE)	264,046	252,708	12/12/24	11,338	—
					175,787	(496)
Total Futures Contracts					$186,654	$(5,796)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2024.

LVIP Multi-Manager Global Equity Managed Volatility Fund–1

LVIP Multi-Manager Global Equity Managed Volatility Fund
Schedule of Investments (continued)
Summary of Abbreviations:
FTSE–Financial Times Stock Exchange
MSCI–Morgan Stanley Capital International
OSE–Osaka Securities Exchange
S&P–Standard & Poor’s
See accompanying notes.
LVIP Multi-Manager Global Equity Managed Volatility Fund–2

LVIP Multi-Manager Global Equity Managed Volatility Fund
Notes
September 30, 2024 (unaudited)
1. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, Lincoln Financial Investments Corporation ("LFI") (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended September 30, 2024, were as follows:
	Value 12/31/23	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 09/30/24	Number of Shares 09/30/24	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-95.12%@
Equity Fund-37.67%@
✧✧LVIP Dimensional U.S. Core Equity 2 Fund	$35,502,664	$3,111,682	$5,917,602	$1,139,212	$3,479,113	$37,315,069	1,705,988	$—	$—
International Equity Funds-57.45%@
✧✧LVIP Dimensional International Core Equity Fund	8,821,100	1,070,259	1,515,707	55,415	922,655	9,353,722	700,391	—	—
✧✧LVIP Franklin Templeton Multi-Factor International Equity Fund	8,912,295	876,096	1,527,955	59,566	980,871	9,300,873	1,031,940	—	—
✧✧LVIP Loomis Sayles Global Growth Fund	35,458,304	3,430,377	6,149,534	974,856	4,542,857	38,256,860	2,173,808	—	—
Total	$88,694,363	$8,488,414	$15,110,798	$2,229,049	$9,925,496	$94,226,524		$—	$—

@ As a percentage of Net Assets as of September 30, 2024.
✧✧ Standard Class shares.
LVIP Multi-Manager Global Equity Managed Volatility Fund–3